Segment information - Segment revenues - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ 42,270	€ 42,238	€ 41,381
External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,270	42,238	41,381
Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,276	7,111	7,068
Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,317	10,544	10,272
Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,277	9,508	9,604
IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,252	3,004	2,349
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	8,255	7,933	7,931
Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,821	3,146	3,245
Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,072	991	912
Telecom activities and Mobile Financial Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,270	42,238	41,381
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,277	42,242	41,384
Inter-operating segments	7	4	3
Telecom activities, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	42,270	42,238	41,381
Telecom activities, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,276	7,111	7,068
Telecom activities, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,317	10,545	10,272
Telecom activities, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,278	9,509	9,604
Telecom activities, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,256	3,006	2,351
Telecom activities, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	8,255	7,933	7,931
Telecom activities, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,821	3,146	3,245
Telecom activities, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,073	992	913
France, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	18,461	18,154	18,211
Inter-operating segments	667	662	596
France, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	17,794	17,492	17,615
France, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,559	4,397	4,458
France, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,245	2,324	2,348
France, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,959	4,086	4,168
France, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,866	5,487	5,342
France, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,187	1,351	1,410
France, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	644	509	485
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,580	11,051	11,023
Inter-operating segments	113	126	123
Europe (excluding France), operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,467	10,925	10,900
Europe (excluding France), operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,717	2,714	2,610
Europe (excluding France), operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,038	3,304	3,409
Europe (excluding France), operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,083	1,145	1,193
Europe (excluding France), operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	310	239	159
Europe (excluding France), operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,924	1,959	1,947
Europe (excluding France), operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,375	1,518	1,552
Europe (excluding France), operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	134	173	153
Spain, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,951	5,280	5,349
Inter-operating segments	43	50	50
Spain, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,908	5,230	5,299
Spain, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,984	2,092	2,143
Spain, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,012	1,161	1,215
Spain, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	471	501	496
Spain, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	8	6	1
Spain, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	916	901	810
Spain, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	547	620	684
Spain, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	12	0
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,638	5,783	5,687
Inter-operating segments	79	88	86
Other European countries, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,559	5,695	5,601
Other European countries, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	733	623	467
Other European countries, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,026	2,143	2,194
Other European countries, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	611	644	697
Other European countries, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	301	232	158
Other European countries, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,017	1,071	1,150
Other European countries, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	828	898	868
Other European countries, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	122	173	153
Europe, operating segment eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(9)	(12)	(13)
Inter-operating segments	(9)	(12)	(13)
Europe, operating segment eliminations [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(9)	(12)	(13)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,834	5,646	5,190
Inter-operating segments	175	216	210
Africa and Middle-East, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,660	5,430	4,980
Africa and Middle-East, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,420	4,230	3,809
Africa and Middle-East, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	562	493	435
Africa and Middle-East, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	25	14	21
Africa and Middle-East, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	695	780	811
Africa and Middle-East, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	89	96	85
Africa and Middle-East, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	43	32	29
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,807	7,820	7,292
Inter-operating segments	402	383	378
Enterprise, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,405	7,437	6,914
Enterprise, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	649	727	743
Enterprise, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,851	3,963	3,997
Enterprise, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,086	2,909	2,312
Enterprise, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	45	34	35
Enterprise, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	175	187	205
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,450	1,498	1,534
Inter-operating segments	506	543	562
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	944	955	972
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,038	1,077	1,150
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	412	421	384
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1,855)	(1,926)	(1,866)
Inter-operating segments	(1,855)	(1,926)	(1,866)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(35)	(40)	(37)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(177)	(178)	(189)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(164)	(155)	(141)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1,313)	(1,404)	(1,354)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(5)	(6)	(7)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(160)	(142)	(138)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(7)	(4)	(3)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(7)	(4)	(3)
Inter-operating segments	(7)	(4)	(3)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0	0
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0	0
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(4)	(3)	(2)
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	0	0
Telecom activities and Mobile Financial Services, operating segment, eliminations [member] | Elimination of intersegment amounts [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ (2)	€ (1)	€ (1)